Cash and cash equivalents	12 Months Ended
Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

5. Cash and cash equivalents

	As at
	Dec 31, 2015	Dec 31, 2014
Cash and cash equivalents	40,109,382	59,879,596
Ardmore is required to maintain a minimum cash balance in accordance with its long-term debt facility agreement (see Note 9).